Loans - Credit Scores by Loan Class, Mortgage and Installment Segments, Current Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Credit Scores by Loan Class [Abstract]
Total loans	$ 4,038,825	$ 3,790,901
Accrued interest excluded from total	13,461	12,500
Loans charged against the allowance	3,608	3,796	$ 2,486
Mortgage
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	114,265	136,597
Financing receivable, year two, originated, fiscal year before current fiscal year	127,634	329,024
Financing receivable, year three, originated, two years before current fiscal year	313,443	459,950
Financing receivable, year four, originated, three years before current fiscal year	435,959	179,993
Financing receivable, year five, originated, four years before current fiscal year	164,525	68,611
Financing receivable, originated, more than five years before current fiscal year	232,606	196,696
Revolving Loans Amortized Cost Basis	128,294	115,001
Total loans	1,516,726	1,485,872
Accrued interest, current fiscal year	472	578
Accrued interest, fiscal year before current fiscal year	624	1,047
Accrued interest, two years before current fiscal year	970	1,066
Accrued interest, three years before current fiscal year	973	448
Financing receivable, accrued interest, four years before current fiscal year	406	204
Accrued interest, more than five years before current fiscal year	954	816
Accrued interest, revolving	958	938
Accrued interest excluded from total	5,357	5,097
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	22	0
Gross charge-offs, three years before current	23	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	233	154
Gross charge-offs, revolving	22	0
Loans charged against the allowance	300	154	70
Mortgage | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	11,801	11,436
Financing receivable, year two, originated, fiscal year before current fiscal year	16,111	47,054
Financing receivable, year three, originated, two years before current fiscal year	58,852	84,297
Financing receivable, year four, originated, three years before current fiscal year	73,646	26,960
Financing receivable, year five, originated, four years before current fiscal year	30,580	10,512
Financing receivable, originated, more than five years before current fiscal year	35,342	30,769
Revolving Loans Amortized Cost Basis	17,208	15,129
Total loans	243,540	226,157
Mortgage | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	60,232	69,197
Financing receivable, year two, originated, fiscal year before current fiscal year	69,204	170,514
Financing receivable, year three, originated, two years before current fiscal year	151,641	246,571
Financing receivable, year four, originated, three years before current fiscal year	245,621	89,036
Financing receivable, year five, originated, four years before current fiscal year	84,979	38,028
Financing receivable, originated, more than five years before current fiscal year	91,798	63,821
Revolving Loans Amortized Cost Basis	59,139	51,823
Total loans	762,614	728,990
Mortgage | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	26,638	32,460
Financing receivable, year two, originated, fiscal year before current fiscal year	24,872	78,488
Financing receivable, year three, originated, two years before current fiscal year	61,484	89,418
Financing receivable, year four, originated, three years before current fiscal year	85,925	37,886
Financing receivable, year five, originated, four years before current fiscal year	25,496	8,909
Financing receivable, originated, more than five years before current fiscal year	46,466	46,316
Revolving Loans Amortized Cost Basis	33,440	33,926
Total loans	304,321	327,403
Mortgage | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	14,079	21,491
Financing receivable, year two, originated, fiscal year before current fiscal year	13,925	21,685
Financing receivable, year three, originated, two years before current fiscal year	25,904	31,280
Financing receivable, year four, originated, three years before current fiscal year	25,049	18,851
Financing receivable, year five, originated, four years before current fiscal year	12,356	5,034
Financing receivable, originated, more than five years before current fiscal year	28,942	29,859
Revolving Loans Amortized Cost Basis	14,659	10,722
Total loans	134,914	138,922
Mortgage | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	682	1,825
Financing receivable, year two, originated, fiscal year before current fiscal year	2,430	9,644
Financing receivable, year three, originated, two years before current fiscal year	10,733	5,722
Financing receivable, year four, originated, three years before current fiscal year	2,595	1,454
Financing receivable, year five, originated, four years before current fiscal year	5,485	4,406
Financing receivable, originated, more than five years before current fiscal year	14,126	11,640
Revolving Loans Amortized Cost Basis	2,372	2,332
Total loans	38,423	37,023
Mortgage | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	746	188
Financing receivable, year two, originated, fiscal year before current fiscal year	548	765
Financing receivable, year three, originated, two years before current fiscal year	2,816	853
Financing receivable, year four, originated, three years before current fiscal year	1,931	3,613
Financing receivable, year five, originated, four years before current fiscal year	3,799	714
Financing receivable, originated, more than five years before current fiscal year	4,806	6,768
Revolving Loans Amortized Cost Basis	552	703
Total loans	15,198	13,604
Mortgage | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	87	0
Financing receivable, year two, originated, fiscal year before current fiscal year	59	544
Financing receivable, year three, originated, two years before current fiscal year	1,993	1,347
Financing receivable, year four, originated, three years before current fiscal year	1,094	1,921
Financing receivable, year five, originated, four years before current fiscal year	1,178	413
Financing receivable, originated, more than five years before current fiscal year	7,519	5,438
Revolving Loans Amortized Cost Basis	919	331
Total loans	12,849	9,994
Mortgage | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	485	330
Financing receivable, year three, originated, two years before current fiscal year	20	462
Financing receivable, year four, originated, three years before current fiscal year	98	272
Financing receivable, year five, originated, four years before current fiscal year	652	595
Financing receivable, originated, more than five years before current fiscal year	3,607	2,085
Revolving Loans Amortized Cost Basis	5	35
Total loans	4,867	3,779
Mortgage | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family owner occupied - jumbo
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	57,391	76,902
Financing receivable, year two, originated, fiscal year before current fiscal year	81,843	222,397
Financing receivable, year three, originated, two years before current fiscal year	215,052	351,222
Financing receivable, year four, originated, three years before current fiscal year	333,112	121,113
Financing receivable, year five, originated, four years before current fiscal year	111,309	38,869
Financing receivable, originated, more than five years before current fiscal year	73,619	44,563
Revolving Loans Amortized Cost Basis	3,225	4,170
Total loans	875,551	859,236
Accrued interest, current fiscal year	264	329
Accrued interest, fiscal year before current fiscal year	377	669
Accrued interest, two years before current fiscal year	634	785
Accrued interest, three years before current fiscal year	712	299
Financing receivable, accrued interest, four years before current fiscal year	264	107
Accrued interest, more than five years before current fiscal year	238	156
Accrued interest, revolving	31	30
Accrued interest excluded from total	2,520	2,375
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	22	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	0	0
Gross charge-offs, revolving	0	0
Loans charged against the allowance	22	0
Mortgage | 1-4 family owner occupied - jumbo | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	5,009	6,299
Financing receivable, year two, originated, fiscal year before current fiscal year	12,192	30,789
Financing receivable, year three, originated, two years before current fiscal year	37,147	63,377
Financing receivable, year four, originated, three years before current fiscal year	51,242	17,672
Financing receivable, year five, originated, four years before current fiscal year	22,126	4,503
Financing receivable, originated, more than five years before current fiscal year	14,291	8,813
Revolving Loans Amortized Cost Basis	0	1,084
Total loans	142,007	132,537
Mortgage | 1-4 family owner occupied - jumbo | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	33,118	42,726
Financing receivable, year two, originated, fiscal year before current fiscal year	43,013	117,454
Financing receivable, year three, originated, two years before current fiscal year	106,378	193,587
Financing receivable, year four, originated, three years before current fiscal year	194,725	61,986
Financing receivable, year five, originated, four years before current fiscal year	58,703	24,288
Financing receivable, originated, more than five years before current fiscal year	35,103	14,836
Revolving Loans Amortized Cost Basis	1,275	1,586
Total loans	472,315	456,463
Mortgage | 1-4 family owner occupied - jumbo | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	13,981	14,965
Financing receivable, year two, originated, fiscal year before current fiscal year	13,602	51,991
Financing receivable, year three, originated, two years before current fiscal year	40,219	66,597
Financing receivable, year four, originated, three years before current fiscal year	68,687	25,170
Financing receivable, year five, originated, four years before current fiscal year	17,552	4,738
Financing receivable, originated, more than five years before current fiscal year	11,669	11,768
Revolving Loans Amortized Cost Basis	450	1,500
Total loans	166,160	176,729
Mortgage | 1-4 family owner occupied - jumbo | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	4,537	11,274
Financing receivable, year two, originated, fiscal year before current fiscal year	10,286	13,804
Financing receivable, year three, originated, two years before current fiscal year	19,366	24,648
Financing receivable, year four, originated, three years before current fiscal year	15,736	12,949
Financing receivable, year five, originated, four years before current fiscal year	6,937	2,142
Financing receivable, originated, more than five years before current fiscal year	6,555	5,881
Revolving Loans Amortized Cost Basis	1,500	0
Total loans	64,917	70,698
Mortgage | 1-4 family owner occupied - jumbo | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	1,638
Financing receivable, year two, originated, fiscal year before current fiscal year	2,265	7,815
Financing receivable, year three, originated, two years before current fiscal year	9,528	2,486
Financing receivable, year four, originated, three years before current fiscal year	1,636	505
Financing receivable, year five, originated, four years before current fiscal year	2,288	3,198
Financing receivable, originated, more than five years before current fiscal year	4,619	2,592
Revolving Loans Amortized Cost Basis	0	0
Total loans	20,336	18,234
Mortgage | 1-4 family owner occupied - jumbo | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	746	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	2,414	527
Financing receivable, year four, originated, three years before current fiscal year	1,086	1,908
Financing receivable, year five, originated, four years before current fiscal year	2,803	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	7,049	2,435
Mortgage | 1-4 family owner occupied - jumbo | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	544
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	923
Financing receivable, year five, originated, four years before current fiscal year	900	0
Financing receivable, originated, more than five years before current fiscal year	664	673
Revolving Loans Amortized Cost Basis	0	0
Total loans	1,564	2,140
Mortgage | 1-4 family owner occupied - jumbo | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	485	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	718	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	1,203	0
Mortgage | 1-4 family owner occupied - jumbo | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family owner occupied - non-jumbo
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	31,345	37,109
Financing receivable, year two, originated, fiscal year before current fiscal year	22,924	68,931
Financing receivable, year three, originated, two years before current fiscal year	61,708	49,273
Financing receivable, year four, originated, three years before current fiscal year	47,561	32,199
Financing receivable, year five, originated, four years before current fiscal year	29,256	17,013
Financing receivable, originated, more than five years before current fiscal year	85,554	79,025
Revolving Loans Amortized Cost Basis	20,794	17,622
Total loans	299,142	301,172
Accrued interest, current fiscal year	105	153
Accrued interest, fiscal year before current fiscal year	139	235
Accrued interest, two years before current fiscal year	195	119
Accrued interest, three years before current fiscal year	113	78
Financing receivable, accrued interest, four years before current fiscal year	77	56
Accrued interest, more than five years before current fiscal year	368	331
Accrued interest, revolving	163	139
Accrued interest excluded from total	1,160	1,111
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	23	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	22	29
Gross charge-offs, revolving	0	0
Loans charged against the allowance	45	29
Mortgage | 1-4 family owner occupied - non-jumbo | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,919	2,280
Financing receivable, year two, originated, fiscal year before current fiscal year	2,113	10,083
Financing receivable, year three, originated, two years before current fiscal year	14,018	7,780
Financing receivable, year four, originated, three years before current fiscal year	8,928	5,425
Financing receivable, year five, originated, four years before current fiscal year	3,089	2,802
Financing receivable, originated, more than five years before current fiscal year	9,138	9,130
Revolving Loans Amortized Cost Basis	4,066	3,029
Total loans	43,271	40,529
Mortgage | 1-4 family owner occupied - non-jumbo | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	12,472	13,233
Financing receivable, year two, originated, fiscal year before current fiscal year	10,604	32,729
Financing receivable, year three, originated, two years before current fiscal year	26,405	21,664
Financing receivable, year four, originated, three years before current fiscal year	21,548	12,306
Financing receivable, year five, originated, four years before current fiscal year	14,028	5,954
Financing receivable, originated, more than five years before current fiscal year	23,586	19,852
Revolving Loans Amortized Cost Basis	10,429	8,462
Total loans	119,072	114,200
Mortgage | 1-4 family owner occupied - non-jumbo | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	7,927	11,696
Financing receivable, year two, originated, fiscal year before current fiscal year	7,110	18,133
Financing receivable, year three, originated, two years before current fiscal year	12,810	11,661
Financing receivable, year four, originated, three years before current fiscal year	9,598	8,136
Financing receivable, year five, originated, four years before current fiscal year	5,492	3,280
Financing receivable, originated, more than five years before current fiscal year	21,692	20,042
Revolving Loans Amortized Cost Basis	4,231	4,482
Total loans	68,860	77,430
Mortgage | 1-4 family owner occupied - non-jumbo | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	8,258	9,576
Financing receivable, year two, originated, fiscal year before current fiscal year	2,758	5,717
Financing receivable, year three, originated, two years before current fiscal year	5,586	4,606
Financing receivable, year four, originated, three years before current fiscal year	4,885	2,524
Financing receivable, year five, originated, four years before current fiscal year	2,262	2,393
Financing receivable, originated, more than five years before current fiscal year	12,820	12,369
Revolving Loans Amortized Cost Basis	1,848	1,500
Total loans	38,417	38,685
Mortgage | 1-4 family owner occupied - non-jumbo | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	682	136
Financing receivable, year two, originated, fiscal year before current fiscal year	126	1,334
Financing receivable, year three, originated, two years before current fiscal year	1,001	1,694
Financing receivable, year four, originated, three years before current fiscal year	762	833
Financing receivable, year five, originated, four years before current fiscal year	2,459	1,096
Financing receivable, originated, more than five years before current fiscal year	6,757	6,415
Revolving Loans Amortized Cost Basis	180	84
Total loans	11,967	11,592
Mortgage | 1-4 family owner occupied - non-jumbo | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	188
Financing receivable, year two, originated, fiscal year before current fiscal year	213	624
Financing receivable, year three, originated, two years before current fiscal year	365	71
Financing receivable, year four, originated, three years before current fiscal year	794	1,705
Financing receivable, year five, originated, four years before current fiscal year	996	557
Financing receivable, originated, more than five years before current fiscal year	3,438	5,390
Revolving Loans Amortized Cost Basis	40	65
Total loans	5,846	8,600
Mortgage | 1-4 family owner occupied - non-jumbo | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	87	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	1,523	1,335
Financing receivable, year four, originated, three years before current fiscal year	948	998
Financing receivable, year five, originated, four years before current fiscal year	278	413
Financing receivable, originated, more than five years before current fiscal year	5,780	4,077
Revolving Loans Amortized Cost Basis	0	0
Total loans	8,616	6,823
Mortgage | 1-4 family owner occupied - non-jumbo | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	311
Financing receivable, year three, originated, two years before current fiscal year	0	462
Financing receivable, year four, originated, three years before current fiscal year	98	272
Financing receivable, year five, originated, four years before current fiscal year	652	518
Financing receivable, originated, more than five years before current fiscal year	2,343	1,750
Revolving Loans Amortized Cost Basis	0	0
Total loans	3,093	3,313
Mortgage | 1-4 family owner occupied - non-jumbo | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family non-owner occupied
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	19,943	17,377
Financing receivable, year two, originated, fiscal year before current fiscal year	18,075	32,002
Financing receivable, year three, originated, two years before current fiscal year	30,352	52,555
Financing receivable, year four, originated, three years before current fiscal year	48,867	21,707
Financing receivable, year five, originated, four years before current fiscal year	18,394	10,696
Financing receivable, originated, more than five years before current fiscal year	35,371	32,048
Revolving Loans Amortized Cost Basis	5,948	7,431
Total loans	176,950	173,816
Accrued interest, current fiscal year	84	77
Accrued interest, fiscal year before current fiscal year	85	125
Accrued interest, two years before current fiscal year	119	149
Accrued interest, three years before current fiscal year	134	60
Financing receivable, accrued interest, four years before current fiscal year	48	35
Accrued interest, more than five years before current fiscal year	166	146
Accrued interest, revolving	44	62
Accrued interest excluded from total	680	654
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	158	0
Gross charge-offs, revolving	0	0
Loans charged against the allowance	158	0
Mortgage | 1-4 family non-owner occupied | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	4,122	2,320
Financing receivable, year two, originated, fiscal year before current fiscal year	1,557	6,026
Financing receivable, year three, originated, two years before current fiscal year	7,468	12,338
Financing receivable, year four, originated, three years before current fiscal year	12,757	3,474
Financing receivable, year five, originated, four years before current fiscal year	4,204	3,048
Financing receivable, originated, more than five years before current fiscal year	6,975	6,030
Revolving Loans Amortized Cost Basis	897	1,199
Total loans	37,980	34,435
Mortgage | 1-4 family non-owner occupied | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	11,433	10,937
Financing receivable, year two, originated, fiscal year before current fiscal year	12,831	16,635
Financing receivable, year three, originated, two years before current fiscal year	15,929	28,051
Financing receivable, year four, originated, three years before current fiscal year	25,543	11,545
Financing receivable, year five, originated, four years before current fiscal year	9,920	6,709
Financing receivable, originated, more than five years before current fiscal year	16,439	13,400
Revolving Loans Amortized Cost Basis	2,539	3,498
Total loans	94,634	90,775
Mortgage | 1-4 family non-owner occupied | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	3,372	3,904
Financing receivable, year two, originated, fiscal year before current fiscal year	3,218	7,013
Financing receivable, year three, originated, two years before current fiscal year	6,289	8,825
Financing receivable, year four, originated, three years before current fiscal year	6,401	4,145
Financing receivable, year five, originated, four years before current fiscal year	1,308	667
Financing receivable, originated, more than five years before current fiscal year	6,131	6,719
Revolving Loans Amortized Cost Basis	2,072	2,095
Total loans	28,791	33,368
Mortgage | 1-4 family non-owner occupied | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,016	216
Financing receivable, year two, originated, fiscal year before current fiscal year	431	1,879
Financing receivable, year three, originated, two years before current fiscal year	297	1,844
Financing receivable, year four, originated, three years before current fiscal year	4,115	2,543
Financing receivable, year five, originated, four years before current fiscal year	2,552	197
Financing receivable, originated, more than five years before current fiscal year	3,560	3,521
Revolving Loans Amortized Cost Basis	332	277
Total loans	12,303	10,477
Mortgage | 1-4 family non-owner occupied | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	388
Financing receivable, year three, originated, two years before current fiscal year	0	1,445
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	410	75
Financing receivable, originated, more than five years before current fiscal year	930	1,226
Revolving Loans Amortized Cost Basis	108	362
Total loans	1,448	3,496
Mortgage | 1-4 family non-owner occupied | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	38	61
Financing receivable, year three, originated, two years before current fiscal year	0	52
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	919	873
Revolving Loans Amortized Cost Basis	0	0
Total loans	957	986
Mortgage | 1-4 family non-owner occupied | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	369	0
Financing receivable, year four, originated, three years before current fiscal year	51	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	221	142
Revolving Loans Amortized Cost Basis	0	0
Total loans	641	142
Mortgage | 1-4 family non-owner occupied | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	196	137
Revolving Loans Amortized Cost Basis	0	0
Total loans	196	137
Mortgage | 1-4 family non-owner occupied | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family - 2nd lien
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	5,586	5,168
Financing receivable, year two, originated, fiscal year before current fiscal year	4,753	4,769
Financing receivable, year three, originated, two years before current fiscal year	5,424	5,020
Financing receivable, year four, originated, three years before current fiscal year	5,145	3,640
Financing receivable, year five, originated, four years before current fiscal year	4,276	1,854
Financing receivable, originated, more than five years before current fiscal year	10,436	9,803
Revolving Loans Amortized Cost Basis	98,327	85,778
Total loans	133,947	116,032
Accrued interest, current fiscal year	19	19
Accrued interest, fiscal year before current fiscal year	23	14
Accrued interest, two years before current fiscal year	18	10
Accrued interest, three years before current fiscal year	11	7
Financing receivable, accrued interest, four years before current fiscal year	13	6
Accrued interest, more than five years before current fiscal year	42	41
Accrued interest, revolving	720	707
Accrued interest excluded from total	846	804
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	3	5
Gross charge-offs, revolving	22	0
Loans charged against the allowance	25	5
Mortgage | 1-4 family - 2nd lien | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	751	537
Financing receivable, year two, originated, fiscal year before current fiscal year	249	156
Financing receivable, year three, originated, two years before current fiscal year	219	703
Financing receivable, year four, originated, three years before current fiscal year	185	389
Financing receivable, year five, originated, four years before current fiscal year	1,161	159
Financing receivable, originated, more than five years before current fiscal year	859	1,153
Revolving Loans Amortized Cost Basis	12,245	9,817
Total loans	15,669	12,914
Mortgage | 1-4 family - 2nd lien | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	3,209	2,260
Financing receivable, year two, originated, fiscal year before current fiscal year	2,717	2,879
Financing receivable, year three, originated, two years before current fiscal year	2,290	2,359
Financing receivable, year four, originated, three years before current fiscal year	3,065	2,341
Financing receivable, year five, originated, four years before current fiscal year	1,604	898
Financing receivable, originated, more than five years before current fiscal year	3,825	3,084
Revolving Loans Amortized Cost Basis	44,896	38,277
Total loans	61,606	52,098
Mortgage | 1-4 family - 2nd lien | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,358	1,895
Financing receivable, year two, originated, fiscal year before current fiscal year	942	1,243
Financing receivable, year three, originated, two years before current fiscal year	1,898	1,464
Financing receivable, year four, originated, three years before current fiscal year	1,239	324
Financing receivable, year five, originated, four years before current fiscal year	932	224
Financing receivable, originated, more than five years before current fiscal year	2,123	2,348
Revolving Loans Amortized Cost Basis	26,687	25,849
Total loans	35,179	33,347
Mortgage | 1-4 family - 2nd lien | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	268	425
Financing receivable, year two, originated, fiscal year before current fiscal year	450	285
Financing receivable, year three, originated, two years before current fiscal year	655	182
Financing receivable, year four, originated, three years before current fiscal year	313	519
Financing receivable, year five, originated, four years before current fiscal year	251	302
Financing receivable, originated, more than five years before current fiscal year	1,385	1,869
Revolving Loans Amortized Cost Basis	10,979	8,945
Total loans	14,301	12,527
Mortgage | 1-4 family - 2nd lien | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	51
Financing receivable, year two, originated, fiscal year before current fiscal year	39	107
Financing receivable, year three, originated, two years before current fiscal year	204	97
Financing receivable, year four, originated, three years before current fiscal year	197	67
Financing receivable, year five, originated, four years before current fiscal year	328	37
Financing receivable, originated, more than five years before current fiscal year	769	563
Revolving Loans Amortized Cost Basis	2,084	1,886
Total loans	3,621	2,808
Mortgage | 1-4 family - 2nd lien | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	297	80
Financing receivable, year three, originated, two years before current fiscal year	37	203
Financing receivable, year four, originated, three years before current fiscal year	51	0
Financing receivable, year five, originated, four years before current fiscal year	0	157
Financing receivable, originated, more than five years before current fiscal year	357	238
Revolving Loans Amortized Cost Basis	512	638
Total loans	1,254	1,316
Mortgage | 1-4 family - 2nd lien | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	59	0
Financing receivable, year three, originated, two years before current fiscal year	101	12
Financing receivable, year four, originated, three years before current fiscal year	95	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	768	487
Revolving Loans Amortized Cost Basis	919	331
Total loans	1,942	830
Mortgage | 1-4 family - 2nd lien | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	19
Financing receivable, year three, originated, two years before current fiscal year	20	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	77
Financing receivable, originated, more than five years before current fiscal year	350	61
Revolving Loans Amortized Cost Basis	5	35
Total loans	375	192
Mortgage | 1-4 family - 2nd lien | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | Resort lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	41
Financing receivable, year two, originated, fiscal year before current fiscal year	39	925
Financing receivable, year three, originated, two years before current fiscal year	907	1,880
Financing receivable, year four, originated, three years before current fiscal year	1,274	1,334
Financing receivable, year five, originated, four years before current fiscal year	1,290	179
Financing receivable, originated, more than five years before current fiscal year	27,626	31,257
Revolving Loans Amortized Cost Basis	0	0
Total loans	31,136	35,616
Accrued interest, current fiscal year	0	0
Accrued interest, fiscal year before current fiscal year	0	4
Accrued interest, two years before current fiscal year	4	3
Accrued interest, three years before current fiscal year	3	4
Financing receivable, accrued interest, four years before current fiscal year	4	0
Accrued interest, more than five years before current fiscal year	140	142
Accrued interest, revolving	0	0
Accrued interest excluded from total	151	153
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	50	120
Gross charge-offs, revolving	0	0
Loans charged against the allowance	50	120
Mortgage | Resort lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	99
Financing receivable, year four, originated, three years before current fiscal year	534	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	4,079	5,643
Revolving Loans Amortized Cost Basis	0	0
Total loans	4,613	5,742
Mortgage | Resort lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	41
Financing receivable, year two, originated, fiscal year before current fiscal year	39	817
Financing receivable, year three, originated, two years before current fiscal year	639	910
Financing receivable, year four, originated, three years before current fiscal year	740	858
Financing receivable, year five, originated, four years before current fiscal year	724	179
Financing receivable, originated, more than five years before current fiscal year	12,845	12,649
Revolving Loans Amortized Cost Basis	0	0
Total loans	14,987	15,454
Mortgage | Resort lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	108
Financing receivable, year three, originated, two years before current fiscal year	268	871
Financing receivable, year four, originated, three years before current fiscal year	0	111
Financing receivable, year five, originated, four years before current fiscal year	212	0
Financing receivable, originated, more than five years before current fiscal year	4,851	5,439
Revolving Loans Amortized Cost Basis	0	0
Total loans	5,331	6,529
Mortgage | Resort lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	316
Financing receivable, year five, originated, four years before current fiscal year	354	0
Financing receivable, originated, more than five years before current fiscal year	4,622	6,219
Revolving Loans Amortized Cost Basis	0	0
Total loans	4,976	6,535
Mortgage | Resort lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	49
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	1,051	844
Revolving Loans Amortized Cost Basis	0	0
Total loans	1,051	893
Mortgage | Resort lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	92	267
Revolving Loans Amortized Cost Basis	0	0
Total loans	92	267
Mortgage | Resort lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	86	59
Revolving Loans Amortized Cost Basis	0	0
Total loans	86	59
Mortgage | Resort lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	137
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	137
Mortgage | Resort lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Installment
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	103,366	132,440
Financing receivable, year two, originated, fiscal year before current fiscal year	89,458	164,162
Financing receivable, year three, originated, two years before current fiscal year	134,165	150,928
Financing receivable, year four, originated, three years before current fiscal year	122,919	58,160
Financing receivable, year five, originated, four years before current fiscal year	44,325	44,913
Financing receivable, originated, more than five years before current fiscal year	90,502	74,695
Total loans	584,735	625,298
Accrued interest, current fiscal year	344	429
Accrued interest, fiscal year before current fiscal year	332	417
Accrued interest, two years before current fiscal year	320	355
Accrued interest, three years before current fiscal year	280	136
Financing receivable, accrued interest, four years before current fiscal year	101	112
Accrued interest, more than five years before current fiscal year	231	211
Accrued interest excluded from total	1,608	1,660
Gross charge-offs, current fiscal year	1,837	1,705
Gross charge-offs, fiscal year before current	148	279
Gross charge-offs, two years before current	498	236
Gross charge-offs, three years before current	454	49
Gross charge-offs, four years before current	99	108
Gross charge-offs, five years or more before current	268	211
Gross charge-offs, revolving	3,304	2,588
Loans charged against the allowance	3,304	2,588	$ 2,416
Installment | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	8,832	10,877
Financing receivable, year two, originated, fiscal year before current fiscal year	12,295	20,582
Financing receivable, year three, originated, two years before current fiscal year	21,740	21,451
Financing receivable, year four, originated, three years before current fiscal year	18,206	7,993
Financing receivable, year five, originated, four years before current fiscal year	7,533	8,481
Financing receivable, originated, more than five years before current fiscal year	17,172	13,903
Total loans	85,778	83,287
Installment | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	46,786	61,633
Financing receivable, year two, originated, fiscal year before current fiscal year	48,375	87,975
Financing receivable, year three, originated, two years before current fiscal year	68,956	75,378
Financing receivable, year four, originated, three years before current fiscal year	61,856	32,911
Financing receivable, year five, originated, four years before current fiscal year	23,015	23,210
Financing receivable, originated, more than five years before current fiscal year	45,823	37,443
Total loans	294,811	318,550
Installment | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	31,311	38,791
Financing receivable, year two, originated, fiscal year before current fiscal year	19,658	40,236
Financing receivable, year three, originated, two years before current fiscal year	29,667	37,033
Financing receivable, year four, originated, three years before current fiscal year	27,972	11,992
Financing receivable, year five, originated, four years before current fiscal year	9,646	9,493
Financing receivable, originated, more than five years before current fiscal year	17,915	15,100
Total loans	136,169	152,645
Installment | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	14,238	18,659
Financing receivable, year two, originated, fiscal year before current fiscal year	6,470	11,134
Financing receivable, year three, originated, two years before current fiscal year	8,483	11,844
Financing receivable, year four, originated, three years before current fiscal year	8,755	3,878
Financing receivable, year five, originated, four years before current fiscal year	2,870	2,439
Financing receivable, originated, more than five years before current fiscal year	6,240	5,389
Total loans	47,056	53,343
Installment | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,309	1,509
Financing receivable, year two, originated, fiscal year before current fiscal year	1,611	1,761
Financing receivable, year three, originated, two years before current fiscal year	2,839	2,776
Financing receivable, year four, originated, three years before current fiscal year	3,022	800
Financing receivable, year five, originated, four years before current fiscal year	614	586
Financing receivable, originated, more than five years before current fiscal year	1,695	1,459
Total loans	11,090	8,891
Installment | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	121	224
Financing receivable, year two, originated, fiscal year before current fiscal year	609	977
Financing receivable, year three, originated, two years before current fiscal year	1,178	1,496
Financing receivable, year four, originated, three years before current fiscal year	1,679	245
Financing receivable, year five, originated, four years before current fiscal year	232	410
Financing receivable, originated, more than five years before current fiscal year	926	894
Total loans	4,745	4,246
Installment | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	77	98
Financing receivable, year two, originated, fiscal year before current fiscal year	321	1,292
Financing receivable, year three, originated, two years before current fiscal year	1,074	779
Financing receivable, year four, originated, three years before current fiscal year	1,173	293
Financing receivable, year five, originated, four years before current fiscal year	393	167
Financing receivable, originated, more than five years before current fiscal year	538	424
Total loans	3,576	3,053
Installment | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	11	0
Financing receivable, year two, originated, fiscal year before current fiscal year	119	205
Financing receivable, year three, originated, two years before current fiscal year	228	171
Financing receivable, year four, originated, three years before current fiscal year	256	48
Financing receivable, year five, originated, four years before current fiscal year	22	127
Financing receivable, originated, more than five years before current fiscal year	193	83
Total loans	829	634
Installment | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	681	649
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	681	649
Installment | Boat lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	47,095	59,895
Financing receivable, year two, originated, fiscal year before current fiscal year	48,938	63,070
Financing receivable, year three, originated, two years before current fiscal year	52,414	55,295
Financing receivable, year four, originated, three years before current fiscal year	45,533	26,471
Financing receivable, year five, originated, four years before current fiscal year	20,848	23,507
Financing receivable, originated, more than five years before current fiscal year	49,513	40,410
Total loans	264,341	268,648
Accrued interest, current fiscal year	179	216
Accrued interest, fiscal year before current fiscal year	178	154
Accrued interest, two years before current fiscal year	124	132
Accrued interest, three years before current fiscal year	104	63
Financing receivable, accrued interest, four years before current fiscal year	50	58
Accrued interest, more than five years before current fiscal year	101	91
Accrued interest excluded from total	736	714
Gross charge-offs, current fiscal year	8	0
Gross charge-offs, fiscal year before current	8	53
Gross charge-offs, two years before current	71	0
Gross charge-offs, three years before current	8	0
Gross charge-offs, four years before current	49	15
Gross charge-offs, five years or more before current	55	53
Gross charge-offs, revolving	199	121
Installment | Boat lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	6,125	6,110
Financing receivable, year two, originated, fiscal year before current fiscal year	6,702	8,150
Financing receivable, year three, originated, two years before current fiscal year	8,231	8,250
Financing receivable, year four, originated, three years before current fiscal year	7,492	3,612
Financing receivable, year five, originated, four years before current fiscal year	3,512	4,061
Financing receivable, originated, more than five years before current fiscal year	9,079	7,665
Total loans	41,141	37,848
Installment | Boat lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	26,320	34,174
Financing receivable, year two, originated, fiscal year before current fiscal year	29,173	35,921
Financing receivable, year three, originated, two years before current fiscal year	28,608	29,665
Financing receivable, year four, originated, three years before current fiscal year	24,858	16,329
Financing receivable, year five, originated, four years before current fiscal year	11,604	13,173
Financing receivable, originated, more than five years before current fiscal year	26,792	21,432
Total loans	147,355	150,694
Installment | Boat lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	11,397	15,593
Financing receivable, year two, originated, fiscal year before current fiscal year	9,487	15,042
Financing receivable, year three, originated, two years before current fiscal year	11,342	11,859
Financing receivable, year four, originated, three years before current fiscal year	9,807	4,481
Financing receivable, year five, originated, four years before current fiscal year	4,177	4,757
Financing receivable, originated, more than five years before current fiscal year	9,137	7,279
Total loans	55,347	59,011
Installment | Boat lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	2,722	3,652
Financing receivable, year two, originated, fiscal year before current fiscal year	2,888	3,029
Financing receivable, year three, originated, two years before current fiscal year	2,516	4,277
Financing receivable, year four, originated, three years before current fiscal year	2,419	1,545
Financing receivable, year five, originated, four years before current fiscal year	1,191	1,237
Financing receivable, originated, more than five years before current fiscal year	3,111	2,842
Total loans	14,847	16,582
Installment | Boat lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	504	281
Financing receivable, year two, originated, fiscal year before current fiscal year	438	432
Financing receivable, year three, originated, two years before current fiscal year	1,104	808
Financing receivable, year four, originated, three years before current fiscal year	364	268
Financing receivable, year five, originated, four years before current fiscal year	148	171
Financing receivable, originated, more than five years before current fiscal year	775	620
Total loans	3,333	2,580
Installment | Boat lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	85
Financing receivable, year two, originated, fiscal year before current fiscal year	215	344
Financing receivable, year three, originated, two years before current fiscal year	464	229
Financing receivable, year four, originated, three years before current fiscal year	394	139
Financing receivable, year five, originated, four years before current fiscal year	76	108
Financing receivable, originated, more than five years before current fiscal year	301	335
Total loans	1,450	1,240
Installment | Boat lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	27	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	152
Financing receivable, year three, originated, two years before current fiscal year	135	207
Financing receivable, year four, originated, three years before current fiscal year	199	97
Financing receivable, year five, originated, four years before current fiscal year	140	0
Financing receivable, originated, more than five years before current fiscal year	238	198
Total loans	739	654
Installment | Boat lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	35	0
Financing receivable, year three, originated, two years before current fiscal year	14	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	80	39
Total loans	129	39
Installment | Boat lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	0	0
Installment | Recreational vehicle lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	18,619	28,653
Financing receivable, year two, originated, fiscal year before current fiscal year	23,741	77,550
Financing receivable, year three, originated, two years before current fiscal year	65,682	79,893
Financing receivable, year four, originated, three years before current fiscal year	67,126	24,110
Financing receivable, year five, originated, four years before current fiscal year	18,928	17,641
Financing receivable, originated, more than five years before current fiscal year	30,441	24,005
Total loans	224,537	251,852
Accrued interest, current fiscal year	69	112
Accrued interest, fiscal year before current fiscal year	89	201
Accrued interest, two years before current fiscal year	156	189
Accrued interest, three years before current fiscal year	154	56
Financing receivable, accrued interest, four years before current fiscal year	41	44
Accrued interest, more than five years before current fiscal year	67	53
Accrued interest excluded from total	576	655
Gross charge-offs, current fiscal year	0	28
Gross charge-offs, fiscal year before current	42	122
Gross charge-offs, two years before current	321	192
Gross charge-offs, three years before current	419	32
Gross charge-offs, four years before current	42	81
Gross charge-offs, five years or more before current	110	11
Gross charge-offs, revolving	934	466
Installment | Recreational vehicle lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,365	3,168
Financing receivable, year two, originated, fiscal year before current fiscal year	4,270	10,759
Financing receivable, year three, originated, two years before current fiscal year	11,721	11,568
Financing receivable, year four, originated, three years before current fiscal year	9,776	3,484
Financing receivable, year five, originated, four years before current fiscal year	3,382	3,838
Financing receivable, originated, more than five years before current fiscal year	7,262	5,482
Total loans	37,776	38,299
Installment | Recreational vehicle lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	10,528	15,677
Financing receivable, year two, originated, fiscal year before current fiscal year	11,173	41,037
Financing receivable, year three, originated, two years before current fiscal year	33,140	39,113
Financing receivable, year four, originated, three years before current fiscal year	32,266	13,025
Financing receivable, year five, originated, four years before current fiscal year	9,398	8,415
Financing receivable, originated, more than five years before current fiscal year	14,656	11,934
Total loans	111,161	129,201
Installment | Recreational vehicle lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	5,402	6,481
Financing receivable, year two, originated, fiscal year before current fiscal year	5,230	18,630
Financing receivable, year three, originated, two years before current fiscal year	14,093	20,161
Financing receivable, year four, originated, three years before current fiscal year	15,336	5,243
Financing receivable, year five, originated, four years before current fiscal year	4,177	3,689
Financing receivable, originated, more than five years before current fiscal year	5,500	4,460
Total loans	49,738	58,664
Installment | Recreational vehicle lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	965	2,524
Financing receivable, year two, originated, fiscal year before current fiscal year	1,949	5,108
Financing receivable, year three, originated, two years before current fiscal year	4,278	6,073
Financing receivable, year four, originated, three years before current fiscal year	5,357	1,706
Financing receivable, year five, originated, four years before current fiscal year	1,249	936
Financing receivable, originated, more than five years before current fiscal year	1,836	1,157
Total loans	15,634	17,504
Installment | Recreational vehicle lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	268	713
Financing receivable, year two, originated, fiscal year before current fiscal year	697	724
Financing receivable, year three, originated, two years before current fiscal year	1,213	1,573
Financing receivable, year four, originated, three years before current fiscal year	2,364	394
Financing receivable, year five, originated, four years before current fiscal year	407	308
Financing receivable, originated, more than five years before current fiscal year	502	429
Total loans	5,451	4,141
Installment | Recreational vehicle lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	41	90
Financing receivable, year two, originated, fiscal year before current fiscal year	183	304
Financing receivable, year three, originated, two years before current fiscal year	443	973
Financing receivable, year four, originated, three years before current fiscal year	1,075	71
Financing receivable, year five, originated, four years before current fiscal year	135	249
Financing receivable, originated, more than five years before current fiscal year	415	383
Total loans	2,292	2,070
Installment | Recreational vehicle lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	50	0
Financing receivable, year two, originated, fiscal year before current fiscal year	172	880
Financing receivable, year three, originated, two years before current fiscal year	638	326
Financing receivable, year four, originated, three years before current fiscal year	745	153
Financing receivable, year five, originated, four years before current fiscal year	161	136
Financing receivable, originated, more than five years before current fiscal year	207	154
Total loans	1,973	1,649
Installment | Recreational vehicle lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	67	108
Financing receivable, year three, originated, two years before current fiscal year	156	106
Financing receivable, year four, originated, three years before current fiscal year	207	34
Financing receivable, year five, originated, four years before current fiscal year	19	70
Financing receivable, originated, more than five years before current fiscal year	63	6
Total loans	512	324
Installment | Recreational vehicle lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	0	0
Installment | Other
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	37,652	43,892
Financing receivable, year two, originated, fiscal year before current fiscal year	16,779	23,542
Financing receivable, year three, originated, two years before current fiscal year	16,069	15,740
Financing receivable, year four, originated, three years before current fiscal year	10,260	7,579
Financing receivable, year five, originated, four years before current fiscal year	4,549	3,765
Financing receivable, originated, more than five years before current fiscal year	10,548	10,280
Total loans	95,857	104,798
Accrued interest, current fiscal year	96	101
Accrued interest, fiscal year before current fiscal year	65	62
Accrued interest, two years before current fiscal year	40	34
Accrued interest, three years before current fiscal year	22	17
Financing receivable, accrued interest, four years before current fiscal year	10	10
Accrued interest, more than five years before current fiscal year	63	67
Accrued interest excluded from total	296	291
Gross charge-offs, current fiscal year	1,829	1,677
Gross charge-offs, fiscal year before current	98	104
Gross charge-offs, two years before current	106	44
Gross charge-offs, three years before current	27	17
Gross charge-offs, four years before current	8	12
Gross charge-offs, five years or more before current	103	147
Gross charge-offs, revolving	2,171	2,001
Installment | Other | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,342	1,599
Financing receivable, year two, originated, fiscal year before current fiscal year	1,323	1,673
Financing receivable, year three, originated, two years before current fiscal year	1,788	1,633
Financing receivable, year four, originated, three years before current fiscal year	938	897
Financing receivable, year five, originated, four years before current fiscal year	639	582
Financing receivable, originated, more than five years before current fiscal year	831	756
Total loans	6,861	7,140
Installment | Other | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	9,938	11,782
Financing receivable, year two, originated, fiscal year before current fiscal year	8,029	11,017
Financing receivable, year three, originated, two years before current fiscal year	7,208	6,600
Financing receivable, year four, originated, three years before current fiscal year	4,732	3,557
Financing receivable, year five, originated, four years before current fiscal year	2,013	1,622
Financing receivable, originated, more than five years before current fiscal year	4,375	4,077
Total loans	36,295	38,655
Installment | Other | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	14,512	16,717
Financing receivable, year two, originated, fiscal year before current fiscal year	4,941	6,564
Financing receivable, year three, originated, two years before current fiscal year	4,232	5,013
Financing receivable, year four, originated, three years before current fiscal year	2,829	2,268
Financing receivable, year five, originated, four years before current fiscal year	1,292	1,047
Financing receivable, originated, more than five years before current fiscal year	3,278	3,361
Total loans	31,084	34,970
Installment | Other | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	10,551	12,483
Financing receivable, year two, originated, fiscal year before current fiscal year	1,633	2,997
Financing receivable, year three, originated, two years before current fiscal year	1,689	1,494
Financing receivable, year four, originated, three years before current fiscal year	979	627
Financing receivable, year five, originated, four years before current fiscal year	430	266
Financing receivable, originated, more than five years before current fiscal year	1,293	1,390
Total loans	16,575	19,257
Installment | Other | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	537	515
Financing receivable, year two, originated, fiscal year before current fiscal year	476	605
Financing receivable, year three, originated, two years before current fiscal year	522	395
Financing receivable, year four, originated, three years before current fiscal year	294	138
Financing receivable, year five, originated, four years before current fiscal year	59	107
Financing receivable, originated, more than five years before current fiscal year	418	410
Total loans	2,306	2,170
Installment | Other | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	80	49
Financing receivable, year two, originated, fiscal year before current fiscal year	211	329
Financing receivable, year three, originated, two years before current fiscal year	271	294
Financing receivable, year four, originated, three years before current fiscal year	210	35
Financing receivable, year five, originated, four years before current fiscal year	21	53
Financing receivable, originated, more than five years before current fiscal year	210	176
Total loans	1,003	936
Installment | Other | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	98
Financing receivable, year two, originated, fiscal year before current fiscal year	149	260
Financing receivable, year three, originated, two years before current fiscal year	301	246
Financing receivable, year four, originated, three years before current fiscal year	229	43
Financing receivable, year five, originated, four years before current fiscal year	92	31
Financing receivable, originated, more than five years before current fiscal year	93	72
Total loans	864	750
Installment | Other | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	11	0
Financing receivable, year two, originated, fiscal year before current fiscal year	17	97
Financing receivable, year three, originated, two years before current fiscal year	58	65
Financing receivable, year four, originated, three years before current fiscal year	49	14
Financing receivable, year five, originated, four years before current fiscal year	3	57
Financing receivable, originated, more than five years before current fiscal year	50	38
Total loans	188	271
Installment | Other | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	681	649
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	$ 681	$ 649